INCOME TAXES (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income taxes
Unified income tax rate		25.00%	25.00%
Current and deferred components of the income tax expense
Current tax expense		$ 3,438		$ 6,010	$ 6,351
Deferred tax benefit		(3,223)		(2,469)	(3,892)
Income tax expense net		215		3,541	2,459
Deferred tax assets
Accrued expenses						$ 3,407	$ 5,551
Net operating loss carry-forwards						24,223	15,469
Operating lease liabilities						22,397	19,209
Inventory write-down						50
Allowance for doubtful accounts receivables and other receivables						758
Allowance for loan receivables						366
Impairment loss of long-term investments						153
Impairment loss of long-lived assets other than intangible assets						113
Total deferred tax assets						51,467	40,229
Less: valuation allowance	$ (2,022)	(2,859)		(2,859)	(2,022)	(9,646)	(2,859)
Deferred tax assets, net						41,821	37,370
Deferred tax liabilities
Acquired intangible assets, net						2,499	3,384
Operating lease right-of-use assets						20,044	19,209
Total deferred tax liabilities						22,543	22,593
Deferred income tax assets, net						21,168	18,161
Deferred income tax liabilities						1,890	$ 3,384
Balance as of beginning of year		(2,859)		(2,022)
Additions of valuation allowance		(6,234)		(837)
Foreign currency translation adjustments		(553)
Balance as of end of year	$ (2,022)	(9,646)		(2,859)	(2,022)
Net operating loss carried forward						96,758
Reconciliation of the effective tax rate and the statutory income tax rate
Income (loss) before income taxes		(40,783)		2,015	1,037
Income tax expense computed at an applicable tax rate of 25%		(10,196)		504	259
Permanent differences		2,975		108	10
Effect of income tax rate difference in other jurisdictions		1,202		2,092	2,690
Change in valuation allowance		6,234		837	(500)
Income tax expense net		$ 215		$ 3,541	$ 2,459
Withholding tax (as a percent)		10.00%	10.00%
Deferred tax liabilities accrued for the Chinese dividend withholding taxes						0
2021
Deferred tax liabilities
Net operating loss carried forward						3,242
2022
Deferred tax liabilities
Net operating loss carried forward						11,213
2023
Deferred tax liabilities
Net operating loss carried forward						19,123
2024
Deferred tax liabilities
Net operating loss carried forward						14,467
2025
Deferred tax liabilities
Net operating loss carried forward						$ 48,713
Hong Kong | Assessable profits of HK$2 million
Income taxes
Profits tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%
Hong Kong | Assessable profits in excess of HK$2 Million
Income taxes
Profits tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
Singapore
Income taxes
Unified income tax rate		17.00%	17.00%
Singapore | Tax Exempted for First SGD$10K
Income taxes
Exempted tax amount			$ 10
Exempted tax percentage		75.00%	75.00%
Singapore | Tax Exempted for Next SGD$190K
Income taxes
Exempted tax amount			$ 190
Exempted tax percentage		50.00%	50.00%